Fair Value Measurements	9 Months Ended
Sep. 30, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fair Value Measurements
Note 10 - Fair Value
The Company's financial instruments consist principally of cash and cash equivalents, prepaid expenses and other current assets, accounts receivable, and accounts payable, accrued expenses, and long-term debt. The carrying value of cash and cash equivalents, prepaid expenses and other current assets, accounts receivable, accounts payable, and accrued expenses approximate fair value, primarily due to short maturities. The carrying value of the Company’s cash equivalents, which consist of corporate debt securities and money market mutual funds, approximate fair value and are based on the closing price of these assets as of the reporting date. We classify our corporate debt securities and money market mutual funds as Level 1. The carrying values of the Company's debt instruments approximate their fair value based on Level 2 inputs since the instruments carry variable interest rates based on LIBOR or other applicable reference rates.
The Company has elected to use the income approach to value the interest rate derivatives using observable Level 2 market expectations at measurement date and standard valuation techniques to convert future amounts to a single present amount (discounted) reflecting current market expectations about those future amounts. Level 2 inputs for the derivative valuations are limited to quoted prices for similar assets or liabilities in active markets (specifically futures contracts) and inputs other than quoted prices that are observable for the asset or liability (specifically LIBOR cash and swap rates, implied volatility for options, caps and floors, basis swap adjustments, overnight indexed swap (“OIS”) short term rates and OIS swap rates, when applicable, and credit risk at commonly quoted intervals). Mid-market pricing is used as a practical expedient for most fair value measurements. Key inputs, including the cash rates for very short term, futures rates and swap rates beyond the derivative maturity are interpolated to provide spot rates at resets specified by each derivative (reset rates are then further adjusted by the basis swap, if necessary). Derivatives are discounted to present value at the measurement date at LIBOR rates unless they are fully collateralized. Fully collateralized derivatives are discounted to present value at the measurement date at OIS rates (short term OIS rates and long term OIS swap rates).
Inputs are collected from SuperDerivatives, an independent third-party derivative pricing data provider, as of the close on the last day of the period. The valuation of the interest rate swaps also take into consideration estimates of our own, as well as counterparty’s, risk of non-performance under the contract.
We estimate the value of other long-lived assets that are recorded at fair value on a non-recurring basis based on a market valuation approach. We use prices and other relevant information generated primarily by recent market transactions involving similar or comparable assets, as well as our historical experience in divestitures, acquisitions and real estate transactions. Additionally, we may use a cost valuation approach to value long-lived assets when a market valuation approach is unavailable. Under this approach, we determine the cost to replace the service capacity of an asset, adjusted for physical and economic obsolescence. When available, we use valuation inputs from independent valuation experts, such as real estate appraisers and brokers, to corroborate our estimates of fair value. Real estate appraisers’ and brokers’ valuations are typically developed using one or more valuation techniques including market, income and replacement cost approaches. Because these valuations contain unobservable inputs, we classify the measurement of fair value of long-lived assets as Level 3.
The fair value (in millions) of our financial assets and (liabilities) was determined using the following inputs:

Fair Value at September 30, 2020	Level 1	Level 2	Level 3
Measured on a recurring basis:
Corporate debt securities	$17.6	$—	$—
Money market mutual funds	$82.4	$—	$—
Derivative contract, net	$—	$(12.4)	$—

Measured on a non-recurring basis:
N/A	$—	$—	$—

Fair Value at December 31, 2019	Level 1	Level 2	Level 3
Measured on a recurring basis:
Corporate debt securities	$—	$—	$—
Money market mutual funds	$—	$—	$—
Derivative contract, net	$—	$(6.0)	$—

Measured on a non-recurring basis:
Impaired right-of-use assets	$—	$—	$1.4
There have been no transfers between fair value measurements levels during the nine months ended September 30, 2020.
See Note 5 for further information regarding the fair value of our financial instruments.

DiscoverOrg Holdings
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fair Value Measurements
Note 9 - Fair Value Measurements
The Company measures assets and liabilities at fair value based on an expected exit price, which represents the amount that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level. The following are the hierarchical levels of inputs to measure fair value:
Level 1 - Observable inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities
Level 2 - Other inputs that are directly or indirectly observable in the marketplace
Level 3 - Unobservable inputs that are supported by little or no market activity, including the Company’s own assumptions in determining fair value
The inputs or methodology used for valuing financial assets and liabilities are not necessarily an indication of the risk associated with investing in them.
The company has elected to use the income approach to value the derivatives, using observable Level II market expectations at measurement date and standard valuation techniques to convert future amounts to a single present amount (discounted) reflecting current market expectations about those future amounts. Level II inputs for the derivative valuations are limited to quoted prices for similar assets or liabilities in active markets (specifically futures contracts) and inputs other than quoted prices that are observable for the asset or liability (specifically LIBOR cash and swap rates, implied volatility for options, caps and floors, basis swap adjustments, overnight indexed swap (“OIS”) short term rates and OIS swap rates, when applicable, and credit risk at commonly quoted intervals). Mid-market pricing is used as a practical expedient for most fair value measurements. Key inputs, including the cash rates for very short term, futures rates and swap rates beyond the derivative maturity are bootstrapped to provide spot rates at resets specified by each derivative (reset rates are then further adjusted by the basis swap, if necessary). Derivatives are discounted to present value at the measurement date at LIBOR rates unless they are fully collateralized. Fully collateralized derivatives are discounted to present value at the measurement date at OIS rates (short term OIS rates and long term OIS swap rates).
Inputs are collected from SuperDerivatives as of the close on the last day of the period. The valuation of the interest rate swaps also take into consideration estimates of our own, as well as counterparty’s, risk of non-performance under the contract.
We estimate the value of other long-lived assets that are recorded at fair value on a non-recurring basis based on a market valuation approach. We use prices and other relevant information generated primarily by recent market transactions involving similar or comparable assets, as well as our historical experience in divestitures, acquisitions and real estate transactions. Additionally, we may use a cost valuation approach to value long-lived assets when a market valuation approach is unavailable. Under this approach, we determine the cost to replace the service capacity of an asset, adjusted for physical and economic obsolescence. When available, we use valuation inputs from independent valuation experts, such as real estate appraisers and brokers, to corroborate our estimates of fair value. Real estate appraisers’ and brokers’ valuations are typically developed using one or more valuation techniques including market, income and replacement cost approaches. Because these valuations contain unobservable inputs, we classified the measurement of fair value of long-lived assets as Level 3.
Assets and Liabilities Measured at Fair Value
Following are the disclosures related to our assets and (liabilities) that are measured at fair value (in millions):

Fair Value at December 31, 2019	Level 1	Level 2	Level 3
Measured on a recurring basis:
Derivative contract, net	$—	$(6.0)	$—

Measured on a non-recurring basis:
Impaired right-of-use assets	$—	$—	$1.4

Fair Value at December 31, 2018	Level 1	Level 2	Level 3
Measured on a recurring basis:
	$—	$—	$—

Measured on a non-recurring basis:
	$—	$—	$—
See Note 4 – Business Combinations for details regarding the Company’s business combination accounted for initially at fair value. See Note 8 - Derivatives and Hedging Activities for details regarding the Company’s derivative contracts.